Property, Plant and Equipment	12 Months Ended
Dec. 31, 2021
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Property, Plant and Equipment
Note 11—Property, Plant and Equipment

	Plant and Machinery	Other Equipment	Leasehold Improve- ments	Right-of-Use Assets	Total

	(EUR’000)
Cost:
At January 1, 2020	8,038	3,944	4,288	40,119	56,389
Additions	7,169	1,635	4,849	64,582	78,235
Disposals	(296)	(221)	(14)	—	(531)
Foreign exchange translation	(289)	(183)	(588)	(5,135)	(6,195)

At December 31, 2020	14,622	5,175	8,535	99,566	127,898

Additions	2,810	3,386	8,780	10,812	25,788
Disposals	(772)	(10)	—	(1,040)	(1,822)
Foreign exchange translation	286	271	752	6,797	8,106

At December 31, 2021	16,946	8,822	18,067	116,135	159,970

Accumulated depreciation:
At January 1, 2020	(3,971)	(1,563)	(558)	(5,228)	(11,320)
Depreciation charge	(1,030)	(956)	(605)	(6,857)	(9,448)
Disposals	204	191	7	—	402
Foreign exchange translation	16	41	22	501	580

At December 31, 2020	(4,781)	(2,287)	(1,134)	(11,584)	(19,786)

Depreciation charge	(1,499)	(1,200)	(1,284)	(10,963)	(14,946)
Disposals	772	10	—	1,040	1,822
Foreign exchange translation	(19)	(70)	(70)	(852)	(1,011)

At December 31, 2021	(5,527)	(3,547)	(2,488)	(22,359)	(33,921)

Carrying amount:
At December 31, 2020	9,841	2,888	7,401	87,982	108,112

At December 31, 2021	11,419	5,275	15,579	93,776	126,049

Assets under construction amounts to €1.9 million and €2.3 million at December 21, 2021 and 2020, respectively. Of total additions, €2.1 million and €1.0 million was unpaid at December 31, 2021 and 2020, respectively.

Depreciation charges are specified below:

	2021	2020	2019

	(EUR’000)
Depreciation charges
Cost of sales	252	—	—
Research and development costs	10,102	7,311	5,282
Selling, general and administrative expenses	4,592	2,137	1,406

Total depreciation charges	14,946	9,448	6,688